Clearwater Tax-Exempt Bond Fund
Clearwater Tax-Exempt Bond Fund
Investment Objective:
The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Tax-Exempt Bond Fund
Management Fees	0.60%
Other Expenses	none
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.70%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Tax-Exempt Bond Fund	72	224	390	871

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio ). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.83% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. All exempt interest income may increase certain corporate shareholders' alternative minimum tax.

The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality.

The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund's subadviser. However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") and BBB- by Standard and Poor's Corporation ("S&P") or Fitch, Inc. ("Fitch"), commonly referred to as "junk" bonds) or determined to be of comparable quality by the subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody's or B- by S&P or Fitch. The subadviser attempts to maintain an average effective duration for the portfolio of approximately three to eight years. Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years. A longer duration generally means the price is more sensitive to changes in interest rates.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Fiduciary Counselling, Inc. ("FCI") and Sit Fixed Income Advisers II, LLC ("Sit"). Sit provides day-to-day management for the Fund. FCI acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Fund's adviser.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money. The principal risks of investing in the Fund include:

Active Management Risk
The Fund is actively managed and its performance therefore will reflect in part the ability of the subadviser to select securities and to make investment decisions that help to meet the Fund's investment objective. The Fund could, therefore, under perform other mutual funds with similar investment objectives.

Market Risk
The price of fixed income securities may fluctuate quickly and unpredictably. Securities sometimes decline in value due to general market or economic conditions. These factors may include government economic outlooks, changes in interest rates, investor sentiment, or changes in government or tax policy.

Credit Risk
The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund. The revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds. Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer's ability to make payments of principal and/or interest. The value of the Fund may also be adversely affected by future changes in federal or state income tax laws.

Interest Rate Risk
Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates. An increase in interest rates may lower the Fund's value and the overall return on your investment. The Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by the Fund.

Below Investment Grade Securities Risk
Investments in high-yield debt securities ( commonly referred to as "junk" bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Please note that the Clearwater Tax-Exempt Bond Fund is not a suitable investment for tax-deferred accounts.

Past Performance

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Barclay's 5 Year Municipal Bond Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Clearwater Tax-Exempt Bond Fund % Total Return

Calendar Years Ended December 31

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest: 8.7% in 3rd Quarter 2009
Lowest: -7.5% in 4th Quarter 2008

Clearwater Tax-Exempt Bond Fund Average Annual Total Returns (For the Periods Ended December 31, 2011)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Clearwater Tax-Exempt Bond Fund	11.81%	4.24%	4.47%
Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions	11.78%	4.23%	4.44%
Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	9.55%	4.31%	4.51%
Clearwater Tax-Exempt Bond Fund Barclay's 5 Year Municipal Bond Index (reflects no deduction for expenses or taxes)	6.95%	5.72%	4.88%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.